Revenue	12 Months Ended
Dec. 31, 2019
Disclosure Of Revenue [Abstract]
Disclosure of revenue [text block]	Note 7 Revenue

Amounts in US$ ‘000	2019	2018	2017
Sale of crude oil	579,030	545,490	279,162
Sale of gas	49,877	55,671	50,960
	628,907	601,161	330,122